United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 07/31/14

Date of Reporting Period: 07/31/14

Item 1. Reports to Stockholders

Annual Shareholder Report
July 31, 2014
Share Class	Ticker
A	FGUAX
Institutional	FGUSX
Service	FEUSX

Federated Government Ultrashort Duration Fund
Fund Established 1997

A Portfolio of Federated Institutional Trust

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from August 1, 2013 through July 31, 2014. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated Government Ultrashort Duration Fund (the “Fund”),1 based on net asset value, for the 12-month reporting period ended July 31, 2014, was -0.10% for the Class A Shares, 0.37% for the Institutional Shares and 0.27% for the Service Shares. The 0.37% total return for the Institutional Shares for the reporting period consisted of 0.27% in dividends and 0.10% in appreciation of the net asset value of the shares. The total return of the Bank of America Merrill Lynch 6-Month Treasury Bill Index (BAML6MT),2 the Fund's broad-based securities market index, was 0.14% for the same period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the index.
The Fund's investment strategy focused on the allocation of the portfolio among securities of similar types of issuers (referred to as “sectors”) and the selection of individual securities within each sector (referred to as “security selection”). These were the most significant factors affecting the Fund's performance relative to the BAML6MT.
The following discussion will focus on the performance of the Fund's Institutional Shares.
MARKET OVERVIEW
The Federal Reserve (the Fed) kept monetary policy unchanged over the reporting period, maintaining the range for the federal funds target rate of 0% to 0.25% that has been in place since December 2008. Although an increase in the target rate was not anticipated until the middle of 2015, the Fed did begin to taper its monthly purchases of longer term Treasury and agency MBS starting in January 2014. Based on the Fed's current pace of reduction in quantitative easing, it will wind up the asset purchase program in the fourth quarter of 2014. These early signs of a move toward eventual normalization in monetary policy had little effect on interest rates in the money market sector, but did result in an increase in yields on 2-year Treasury notes, from 0.31% at the beginning of the reporting period to 0.53% as of July 31, 2014. Over the course of the year in the mortgage-backed securities (MBS)3 market, spreads on adjustable rate mortgages tightened in response to a continued slowdown in mortgage refinancing, leading to higher prices.
SECTOR
As of July 31, 2014, approximately 59% of the portfolio holdings were in government agency MBS. The incremental yield available on securities in this sector relative to those offered on traditional government money market securities and the price appreciation experienced on these securities contributed to the outperformance of the Fund over the reporting period relative to the BAML6MT.
Annual Shareholder Report

SECURITY SELECTION
The Fund invests primarily in two types of mortgage securities: hybrid-arm pass-throughs and floating-rate collateralized mortgage obligations (CMOs). These types of MBS held within the portfolio typically have less spread and price volatility than fixed-rate MBS. During the reporting period, Fund management continued to favor floating rate CMOs because of their relatively low price volatility but increased yield available on these securities relative to money market instruments. 44% of the Fund's assets was allocated to this sector as of July 31, 2014. The Fund maintained its holdings of hybrid-arm pass-throughs at a consistent level over the reporting period, ending at 15% of Fund assets as of July 31, 2014. These securities increased in price over the period. As a result, both allocations contributed to the Fund's outperformance relative to the BAML6MT.
1	The Fund is not a “money market” fund. A money market mutual fund attempts to maintain a stable net asset value through compliance with relevant SEC rules. The Fund is not governed by those rules, and its shares will fluctuate in value.
2	Please see the footnotes to the line graphs below for definitions of, and further information about, the BAML6MT.
3	The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations. Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Government Ultrashort Duration Fund from July 31, 2004 to July 31, 2014, compared to the Bank of America Merrill Lynch 6-Month Treasury Bill Index (BAML6MT).2 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of July 31, 2014
■	Total returns shown include the maximum sales charge of 2.00% ($10,000 investment minus $200 sales charge = $9,800).
The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Total Return table below for the returns of additional classes not shown in the line graph above.
Average Annual Total Returns for the Period Ended 7/31/2014
(returns reflect all applicable sales charges and contingent deferred sales charge as specified below in footnote #1)
	1 Year	5 Years	10 Years
Class A Shares	-2.08%	-0.37%	1.31%
Institutional Shares	0.37%	0.49%	1.98%
Service Shares	0.27%	0.39%	1.88%
BAML6MT	0.14%	0.25%	1.92%
Annual Shareholder Report

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	Represents a hypothetical investment of $10,000 in the Fund's Class A Shares after deducting the maximum sales charge of 2.00% ($10,000 investment minus $200 sales charge = $9,800). The Fund's performance assumes the reinvestment of all dividends and distributions. The BAML6MT has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The BAML6MT is an unmanaged index tracking six-month U.S. Treasury securities. The BAML6MT is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At July 31, 2014, the Fund's portfolio composition1 was as follows:
Type of Investments	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	59.3%
U.S. Government Agency Securities	12.6%
Repurchase Agreements—Cash	28.0%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
July 31, 2014
Principal Amount		Value
	ADJUSTABLE RATE MORTGAGES—15.3%
	Federal Home Loan Mortgage Corporation ARM—8.0%
$546,949	2.024%, 7/1/2030	$561,885
213,659	2.100%, 5/1/2033	226,353
767,383	2.160%, 3/1/2033	814,942
7,871,521	2.176%, 5/1/2037	8,338,011
500,768	2.237%, 1/1/2027	518,919
93,499	2.334%, 7/1/2033	99,270
5,573,178	2.376%, 4/1/2034	5,929,148
23,501,571	2.385%, 10/1/2033	25,028,444
2,795,971	2.387%, 2/1/2036	2,993,249
7,337,481	2.393%, 5/1/2038	7,838,865
311,986	2.415%, 5/1/2037	334,508
1,271,960	2.290%, 8/1/2036	1,356,134
2,153,425	2.446%, 9/1/2036	2,298,645
612,593	2.451%, 9/1/2025	643,804
24,525,947	2.442%, 7/1/2034	26,197,513
3,235,295	2.639%, 8/1/2037	3,468,845
	TOTAL	86,648,535
	Federal National Mortgage Association ARM—7.3%
616,259	1.280%, 9/1/2027	632,404
652,910	1.520%, 5/1/2040	671,099
149,687	1.520%, 5/1/2040	153,889
350,680	1.520%, 8/1/2040	361,568
321,766	1.910%, 7/1/2033	335,959
2,639,499	2.030%, 6/1/2038	2,769,059
12,460,009	2.080%, 2/1/2039	13,121,150
1,530,194	2.160%, 4/1/2024	1,586,862
3,207,239	2.160%, 1/1/2035	3,390,879
2,820,302	2.210%, 6/1/2036	3,024,113
559,042	2.240%, 2/1/2037	591,803
18,446	2.250%, 6/1/2028	19,500
5,382,222	2.260%, 1/1/2035	5,706,840
53,759	2.270%, 8/1/2032	56,922
367,320	2.320%, 3/1/2033	393,347
1,821,509	2.220%, 6/1/2036	1,932,514
19,467,437	2.340%, 12/1/2035	20,692,971
Annual Shareholder Report

Principal Amount		Value
	ADJUSTABLE RATE MORTGAGES—continued
	Federal National Mortgage Association ARM—continued
$18,373	2.340%, 2/1/2033	$19,510
444,455	2.360%, 5/1/2036	476,539
2,867,043	2.370%, 8/1/2034	3,074,233
65,476	2.420%, 12/1/2032	70,207
2,112,187	2.450%, 9/1/2035	2,264,662
3,506,412	2.460%, 9/1/2037	3,758,786
10,873,439	2.630%, 8/1/2035	11,658,371
1,881,073	2.550%, 4/1/2033	1,973,416
	TOTAL	78,736,603
	TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $163,454,534)	165,385,138
	COLLATERALIZED MORTGAGE OBLIGATIONS—44.0%
	Federal Home Loan Mortgage Corporation REMIC—8.6%
773,828	Series 242 F29, 0.402%, 11/15/2036	773,851
489,397	Series 2292 KF, 0.405%, 7/25/2022	488,333
2,138,002	Series 2861 AF, 0.452%, 9/15/2034	2,143,280
2,284,055	Series 3036 NF, 0.452%, 8/15/2035	2,289,488
287,858	Series 3300 FA, 0.452%, 8/15/2035	288,550
288,880	Series 3325 NF, 0.452%, 8/15/2035	289,574
1,445,085	Series 244 F30, 0.452%, 12/15/2036	1,447,571
2,429,893	Series 3085 VF, 0.472%, 12/15/2035	2,438,671
551,011	Series 2571 FB, 0.502%, 2/15/2018	552,768
1,324,469	Series 2758 FH, 0.502%, 3/15/2019	1,330,025
1,110,460	Series 2796 FD, 0.502%, 7/15/2026	1,114,742
1,002,262	Series 2763 FB, 0.502%, 4/15/2032	1,006,853
4,292,525	Series 3380 FP, 0.502%, 11/15/2036	4,305,427
613,341	Series 244 F22, 0.502%, 12/15/2036	615,510
156,938	Series 2488 WF, 0.552%, 8/15/2017	157,442
271,167	Series 2470 FI, 0.552%, 10/15/2026	272,697
1,011,879	Series 2530 FK, 0.552%, 6/15/2029	1,019,615
643,827	Series 2493 F, 0.552%, 9/15/2029	647,407
284,430	Series 2286 FA, 0.552%, 2/15/2031	285,963
504,455	Series 2477 FD, 0.552%, 7/15/2032	507,167
894,063	Series 2479 FA, 0.552%, 8/15/2032	899,294
767,791	Series 2495 F, 0.552%, 9/15/2032	771,784
992,419	Series 2526 FC, 0.552%, 11/15/2032	997,487
1,565,739	Series 2551 FD, 0.552%, 1/15/2033	1,576,485
4,978,881	Series 2631 FC, 0.552%, 6/15/2033	5,018,492
Annual Shareholder Report

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	Federal Home Loan Mortgage Corporation REMIC—continued
$5,008,585	Series 2750 FG, 0.552%, 2/15/2034	$5,052,710
2,763,214	Series 2812 LF, 0.552%, 6/15/2034	2,778,078
2,267,476	Series 3191 FL, 0.552%, 7/15/2036	2,278,474
2,497,070	Series 3184 JF, 0.552%, 7/15/2036	2,513,432
81,976	Series 2395 FT, 0.602%, 12/15/2031	82,516
1,178,324	Series 2671 F, 0.602%, 9/15/2033	1,189,102
10,846,821	Series 2711 FD, 0.652%, 4/15/2018	10,900,697
1,212,713	Series 2571 FK, 0.652%, 9/15/2023	1,222,217
473,711	Series 2111 MB, 0.652%, 1/15/2029	477,597
483,790	Series 2111 MC, 0.652%, 1/15/2029	487,759
463,632	Series 2111 MA, 0.652%, 1/15/2029	467,435
717,237	Series 2296 FC, 0.652%, 6/15/2029	725,345
280,754	Series 2471 FS, 0.652%, 2/15/2032	283,806
332,577	Series 2504 FP, 0.652%, 3/15/2032	336,140
329,932	Series 2610 FD, 0.652%, 12/15/2032	333,175
8,929,025	Series 2750 FH, 0.652%, 2/15/2034	9,054,633
32,618	Series 2452 FG, 0.702%, 3/15/2032	32,957
303,141	Series 2380 FI, 0.752%, 6/15/2031	307,653
1,836,199	Series 2380 FL, 0.752%, 11/15/2031	1,863,911
227,689	Series 2396 FL, 0.752%, 12/15/2031	230,966
754,229	Series 2367 FG, 0.772%, 6/15/2031	766,027
949,639	Series 2386 FE, 0.852%, 6/15/2031	966,373
483,581	Series 3085 FW, 0.852%, 8/15/2035	492,271
386,071	Series 2389 FI, 0.902%, 6/15/2031	393,451
3,075,309	Series 3542 NF, 0.902%, 7/15/2036	3,125,577
1,152,558	Series 1534 J, 1.052%, 6/15/2023	1,169,522
1,178,799	Series 2418 FO, 1.052%, 2/15/2032	1,200,508
1,800,972	Series 2684 FV, 1.052%, 10/15/2033	1,838,216
1,043,442	Series 2326 FJ, 1.102%, 6/15/2031	1,063,012
1,457,427	Series 2344 FP, 1.102%, 8/15/2031	1,487,017
1,346,451	Series 2412 OF, 1.102%, 12/15/2031	1,372,602
406,401	Series 2470 FX, 1.152%, 5/15/2031	415,030
311,771	Series 2481 FC, 1.152%, 5/15/2031	318,283
418,671	Series 2451 FC, 1.152%, 5/15/2031	427,869
424,463	Series 2470 FW, 1.152%, 5/15/2031	433,475
871,579	Series 2476 FC, 1.152%, 2/15/2032	891,212
1,307,369	Series 2475 FL, 1.152%, 2/15/2032	1,336,819
565,161	Series 2460 FE, 1.152%, 6/15/2032	577,148
Annual Shareholder Report

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	Federal Home Loan Mortgage Corporation REMIC—continued
$567,700	Series 2470 GF, 1.152%, 6/15/2032	$579,740
587,481	Series 2498 HF, 1.152%, 6/15/2032	599,941
94,939	Series 1146 E, 1.202%, 9/15/2021	96,290
951,714	Series 1632 FB, 1.352%, 11/15/2023	970,462
	TOTAL	92,377,924
	Federal National Mortgage Association REMIC—15.1%
8,907,287	Series 2006-W1 2AF1, 0.375%, 2/25/2046	8,840,622
318,510	Series 2001-61 FM, 0.405%, 10/18/2016	317,719
1,808,649	Series 2002-89 F, 0.455%, 1/25/2033	1,811,397
11,928,681	Series 2006-75 FP, 0.455%, 8/25/2036	11,952,478
50,162,778	Series 2012-116 FA, 0.455%, 10/25/2042	50,169,911
372,502	Series 2001-34 FB, 0.455%, 12/18/2028	371,975
3,495,434	Series 2006-98 FB, 0.465%, 10/25/2036	3,504,319
443,497	Series 2001-53 FX, 0.505%, 10/25/2031	442,725
1,670,044	Series 2003-66 FA, 0.505%, 7/25/2033	1,676,461
3,559,174	Series 2008-52 FD, 0.505%, 6/25/2036	3,570,752
1,961,904	Series 2006-79 DF, 0.505%, 8/25/2036	1,970,553
3,129,478	Series 2006-81 FA, 0.505%, 9/25/2036	3,144,806
4,703,311	Series 2004-51 FY, 0.535%, 7/25/2034	4,731,185
1,326,343	Series 2003-35 FY, 0.555%, 5/25/2018	1,331,582
1,087,666	Series 2003-19 FY, 0.555%, 3/25/2033	1,094,956
2,167,345	Series 2003-117 KF, 0.555%, 8/25/2033	2,175,705
768,587	Series 2003-102 FT, 0.555%, 10/25/2033	772,026
1,819,793	Series 2003-121 FD, 0.555%, 12/25/2033	1,832,842
3,285,396	Series 2004-2 FW, 0.555%, 2/25/2034	3,302,432
2,563,361	Series 2004-17 FT, 0.555%, 4/25/2034	2,581,704
2,520,241	Series 2004-49 FN, 0.555%, 7/25/2034	2,532,908
2,438,097	Series 2005-104 FA, 0.555%, 12/25/2035	2,453,889
380,857	Series 1998-22 FA, 0.555%, 4/18/2028	381,061
1,187,387	Series 2001-46 F, 0.555%, 9/18/2031	1,194,116
1,533,178	Series 2002-77 FH, 0.555%, 12/18/2032	1,545,089
2,544,056	Series 2006-60 FD, 0.585%, 4/25/2035	2,558,752
42,590	Series 2001-32 F, 0.605%, 7/25/2016	42,658
110,705	Series 2000-34 F, 0.605%, 10/25/2030	110,882
453,979	Series 2002-4 FJ, 0.605%, 2/25/2032	456,820
481,875	Series 2002-74 FV, 0.605%, 11/25/2032	485,174
438,879	Series 2002-82 FG, 0.605%, 12/25/2032	441,950
848,842	Series 2003-21 TF, 0.605%, 3/25/2033	855,767
Annual Shareholder Report

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	Federal National Mortgage Association REMIC—continued
$1,542,698	Series 2003-79 FC, 0.605%, 8/25/2033	$1,557,053
1,628,830	Series 2004-53 FC, 0.605%, 7/25/2034	1,643,757
5,153,975	Series 2004-49 FQ, 0.605%, 7/25/2034	5,190,608
1,288,155	Series 2004-64 FW, 0.605%, 8/25/2034	1,300,980
5,170,527	Series 2006-90 FE, 0.605%, 9/25/2036	5,218,861
74,584	Series 2000-37 FA, 0.655%, 11/25/2030	74,818
128,293	Series 2001-34 FL, 0.655%, 8/25/2031	129,430
1,330,321	Series 2001-56 FG, 0.655%, 10/25/2031	1,342,615
564,380	Series 2001-68 FD, 0.655%, 12/25/2031	570,639
649,377	Series 2002-9 FH, 0.655%, 3/25/2032	654,539
412,908	Series 2002-90 FH, 0.655%, 9/25/2032	417,228
359,826	Series 2002-52 FD, 0.655%, 9/25/2032	362,899
268,512	Series 2002-82 FB, 0.655%, 12/25/2032	271,395
460,314	Series 2003-2 FA, 0.655%, 2/25/2033	465,256
529,724	Series 2003-14 FT, 0.655%, 3/25/2033	535,492
2,408,336	Series 2003-107 FD, 0.655%, 11/25/2033	2,434,758
308,693	Series 2002-41 F, 0.705%, 7/25/2032	312,770
4,342,522	Series 2002-93 FJ, 0.705%, 1/25/2033	4,398,721
5,821,003	Series 2003-116 HF, 0.705%, 11/25/2033	5,897,059
26,944	Series 2002-39 FB, 0.705%, 3/18/2032	27,224
2,028,463	Series 2002-58 FD, 0.755%, 8/25/2032	2,056,987
669,275	Series 2002-8 FA, 0.905%, 3/18/2032	681,673
524,361	Series 2002-37 F, 0.955%, 11/25/2031	532,210
854,221	Series 2002-34 FC, 1.155%, 12/18/2031	873,200
910,782	Series 2002-17 JF, 1.155%, 4/25/2032	931,539
653,925	Series 2002-64 FJ, 1.155%, 4/25/2032	668,828
2,752,476	Series 2002-47 NF, 1.155%, 4/25/2032	2,811,361
1,032,275	Series 2002-82 FC, 1.155%, 9/25/2032	1,054,932
404,285	Series 2002-75 FD, 1.155%, 11/18/2032	413,184
583,821	Series 2002-53 FG, 1.255%, 7/25/2032	598,425
617,232	Series 1993-165 FE, 1.305%, 9/25/2023	628,897
339,453	Series 1993-62 FA, 1.868%, 4/25/2023	348,265
	TOTAL	163,060,819
	Government National Mortgage Association REMIC—18.9%
759,436	Series 2004-59 FV, 0.406%, 10/20/2033	759,751
23,606,206	Series 2012-H29 CF, 0.491%, 2/20/2062	23,412,234
27,555,972	Series 2012-H29 BF, 0.491%, 11/20/2062	27,336,930
20,896,556	Series 2012-H31 FA, 0.501%, 11/20/2062	20,755,755
Annual Shareholder Report

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	Government National Mortgage Association REMIC—continued
$279,851	Series 2001-22 FG, 0.502%, 5/16/2031	$281,141
4,530,492	Series 2012-H30 SA, 0.521%, 12/20/2062	4,489,065
32,662,027	Series 2012-H25 BF, 0.531%, 9/20/2062	32,463,376
17,402,774	Series 2012-H24 FC, 0.551%, 10/20/2062	17,291,500
244,031	Series 2001-21 FB, 0.552%, 1/16/2027	244,721
395,798	Series 1999-43 FA, 0.602%, 11/16/2029	396,695
4,145,431	Series 2009-96 GF, 0.602%, 1/16/2038	4,174,277
19,804,060	Series 2011-H07 FA, 0.651%, 2/20/2061	19,790,851
30,891,928	Series 2012-H15 FB, 0.651%, 6/20/2062	30,856,464
9,286,285	Series 2012-H18 FA, 0.701%, 8/20/2062	9,311,116
316,407	Series 1999-40 FE, 0.702%, 11/16/2029	317,144
3,188,445	Series 2002-17 FK, 0.706%, 3/20/2032	3,235,306
8,858,466	Series 2012-H18 SA, 0.731%, 8/20/2062	8,894,068
	TOTAL	204,010,394
	Fannie Mae—1.4%
4,044,558	Fannie Mae FA, 0.655%, 9/25/2038	4,067,756
1,444,736	Fannie Mae BA 4035 BA 4035 FB, 0.655%, 8/25/2039	1,454,597
9,237,834	Fannie Mae GS 3381 GS 3381 FC, 0.755%, 2/25/2037	9,345,305
	TOTAL	14,867,658
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $475,484,690)	474,316,795
	GOVERNMENT AGENCIES—12.6%
	Federal Farm Credit Bank System Floating Rate Notes—3.7%[1]
10,000,000	0.100%, 2/03/2015	9,999,484
15,000,000	0.153%, 7/23/2015	14,999,792
15,000,000	0.176%, 5/04/2016	15,009,105
	TOTAL	40,008,381
	Federal Farm Credit System—0.9%
10,000,000	0.250%, 8/19/2015	10,000,889
	Federal Home Loan Bank Notes—2.9%
5,000,000	0.150%, 4/15/2015	4,997,996
5,000,000	0.200%, 1/09/2015	4,993,718
5,000,000	0.200%, 4/24/2015	4,996,725
5,000,000	0.200%, 6/30/2015	4,994,518
4,000,000	0.200%, 8/25/2015	3,998,094
7,000,000	0.210%, 2/26/2015	6,988,453
	TOTAL	30,969,504
Annual Shareholder Report

Principal Amount		Value
	GOVERNMENT AGENCIES—continued
	Federal Home Loan Bank System Discount Note—1.4%[2]
$15,000,000	0.084%, 9/05/2014	$14,999,169
	Federal Home Loan Bank System Floating Rate Note—1.4%[1]
15,000,000	0.137%, 10/16/2015	15,000,893
	Federal Home Loan Mortgage Corp. Discount Note—0.4%[2]
4,250,000	0.110%, 11/4/2014	4,249,313
	Federal National Mortgage Association Floating Rate Note—1.9%[1]
20,000,000	0.124%, 2/27/2015	20,002,307
	TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $135,245,350)	135,230,456
	MORTGAGE-BACKED SECURITIES—0.0%
	Federal National Mortgage Association—0.0%
59,620	7.500%, 30 Year, 1/1/2032	70,547
265,257	7.500%, 30 Year, 8/1/2032	313,899
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $345,690)	384,446
	REPURCHASE AGREEMENTS—28.0%
26,273,000	Interest in $895,000,000 joint repurchase agreement 0.08%, dated 7/31/2014 under which Bank of America, N.A. will repurchase securities provided as collateral for $895,001,989 on 8/1/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $921,036,179.	26,273,000
200,000,000	Interest in $500,000,000 joint repurchase agreement 0.09%, dated 7/31/2014 under which Mizuho Securities (USA), Inc. will repurchase securities provided as collateral for $500,001,250 on 8/1/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities and U.S. Government Agency securities with various maturities to 7/16/2050 and the market value of those underlying securities was $511,830,115.	200,000,000
Annual Shareholder Report

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$75,000,000	Interest in $3,000,000,000 joint repurchase agreement 0.09%, dated 7/31/2014 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $3,000,007,500 on 8/1/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 11/16/2052 and the market value of those underlying securities was $3,066,126,351.	$75,000,000
	TOTAL REPURCHASE AGREEMENTS (AT COST)	301,273,000
	TOTAL INVESTMENTS—99.9% (IDENTIFIED COST $1,075,803,264)[3]	1,076,589,835
	OTHER ASSETS AND LIABILITIES - NET—0.1%[4]	1,180,498
	TOTAL NET ASSETS—100%	$1,077,770,333
1	Represents the current interest rate for the floating rate security.
2	Discount rate at time of purchase.
3	The cost of investments for federal tax purposes amounts to $1,075,803,264.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2014.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2014, all investments of the Fund utilized level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$9.89	$9.92	$9.92	$9.93	$9.91
Income From Investment Operations:
Net investment income (loss)	(0.02)	(0.01)	0.02	0.01	0.02
Net realized and unrealized gain (loss) on investments	0.01	(0.02)	(0.00)[1]	(0.01)	0.02
TOTAL FROM INVESTMENT OPERATIONS	(0.01)	(0.03)	0.02	0.00	0.04
Less Distributions:
Distributions from net investment income	—	(0.00)[1]	(0.02)	(0.01)	(0.02)
Net Asset Value, End of Period	$9.88	$9.89	$9.92	$9.92	$9.93
Total Return[2]	(0.10)%	(0.29)%	0.18%	(0.04)%	0.40%
Ratios to Average Net Assets:
Net expenses	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income (loss)	(0.18)%	(0.05)%	0.17%	0.05%	0.21%
Expense waiver/reimbursement[3]	0.36%	0.34%	0.34%	0.34%	0.33%
Supplemental Data:
Net assets, end of period (000 omitted)	$22,915	$29,749	$67,941	$66,578	$102,701
Portfolio turnover	9%	43%	38%	26%	40%
1	Represents less than $0.01.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$9.90	$9.92	$9.92	$9.93	$9.91
Income From Investment Operations:
Net investment income	0.03	0.04	0.06	0.05	0.07
Net realized and unrealized gain (loss) on investments	0.01	(0.02)	(0.00)[1]	(0.01)	0.01
TOTAL FROM INVESTMENT OPERATIONS	0.04	0.02	0.06	0.04	0.08
Less Distributions:
Distributions from net investment income	(0.03)	(0.04)	(0.06)	(0.05)	(0.06)
Net Asset Value, End of Period	$9.91	$9.90	$9.92	$9.92	$9.93
Total Return[2]	0.37%	0.17%	0.63%	0.41%	0.85%
Ratios to Average Net Assets:
Net expenses	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income	0.27%	0.37%	0.62%	0.51%	0.63%
Expense waiver/reimbursement[3]	0.31%	0.30%	0.29%	0.30%	0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$603,301	$791,030	$658,632	$461,592	$446,662
Portfolio turnover	9%	43%	38%	26%	40%
1	Represents less than $0.01.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$9.90	$9.92	$9.92	$9.93	$9.91
Income From Investment Operations:
Net investment income	0.02	0.03	0.05	0.04	0.06
Net realized and unrealized gain (loss) on investments	0.01	(0.02)	(0.00)[1]	(0.01)	0.01
TOTAL FROM INVESTMENT OPERATIONS	0.03	0.01	0.05	0.03	0.07
Less Distributions:
Distributions from net investment income	(0.02)	(0.03)	(0.05)	(0.04)	(0.05)
Net Asset Value, End of Period	$9.91	$9.90	$9.92	$9.92	$9.93
Total Return[2]	0.27%	0.07%	0.53%	0.31%	0.75%
Ratios to Average Net Assets:
Net expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	0.17%	0.28%	0.51%	0.39%	0.56%
Expense waiver/reimbursement[3]	0.31%	0.30%	0.30%	0.29%	0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$451,554	$530,997	$686,817	$159,691	$460,582
Portfolio turnover	9%	43%	38%	26%	40%
1	Represents less than $0.01.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
July 31, 2014
Assets:
Investment in repurchase agreements	$301,273,000
Investment in securities	775,316,835
Total investment in securities, at value (identified cost $1,075,803,264)		$1,076,589,835
Cash		145
Income receivable		2,001,016
Receivable for shares sold		53,563
TOTAL ASSETS		1,078,644,559
Liabilities:
Payable for shares redeemed	639,608
Income distribution payable	13,151
Payable for transfer agent fee	76,329
Payable for Directors'/Trustees' fees (Note 5)	685
Payable for portfolio accounting fees	27,373
Payable for distribution services fee (Note 5)	4,112
Payable for other service fees (Note 2)	44,058
Payable for share registration costs	33,763
Accrued expenses (Note 5)	35,147
TOTAL LIABILITIES		874,226
Net assets for 108,773,159 shares outstanding		$1,077,770,333
Net Assets Consist of:
Paid-in capital		$1,077,095,978
Net unrealized appreciation of investments		786,571
Accumulated net realized loss on investments		(114,391)
Undistributed net investment income		2,175
TOTAL NET ASSETS		$1,077,770,333
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
$22,915,404 ÷ 2,318,646 shares outstanding, no par value, unlimited shares authorized		$9.88
Offering price per share (100/98.00 of $9.88)		$10.08
Redemption proceeds per share		$9.88
Institutional Shares:
$603,301,353 ÷ 60,882,610 shares outstanding, no par value, unlimited shares authorized		$9.91
Service Shares:
$451,553,576 ÷ 45,571,903 shares outstanding, no par value, unlimited shares authorized		$9.91
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended July 31, 2014
Investment Income:
Interest			$6,188,401
Expenses:
Investment adviser fee (Note 5)		$4,696,187
Administrative fee (Note 5)		917,108
Custodian fees		55,238
Transfer agent fee		657,451
Directors'/Trustees' fees (Note 5)		13,372
Auditing fees		25,550
Legal fees		15,066
Portfolio accounting fees		167,963
Distribution services fee (Note 5)		68,355
Other service fees (Note 2)		585,784
Share registration costs		43,150
Printing and postage		36,477
Miscellaneous (Note 5)		46,151
TOTAL EXPENSES		7,327,852
Waivers (Note 5):
Waiver of investment adviser fee	$(3,681,068)
Waiver of other operating expenses	(13,751)
TOTAL WAIVERS		(3,694,819)
Net expenses			3,633,033
Net investment income			2,555,368
Realized and Unrealized Gain on Investments:
Net realized gain on investments			323,288
Net change in unrealized appreciation of investments			677,031
Net realized and unrealized gain on investments			1,000,319
Change in net assets resulting from operations			$3,555,687
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended July 31	2014	2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,555,368	$4,597,654
Net realized gain on investments	323,288	1,822,984
Net change in unrealized appreciation/depreciation of investments	677,031	(4,426,927)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,555,687	1,993,711
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	—	(11,579)
Institutional Shares	(1,691,014)	(2,868,786)
Service Shares	(895,814)	(1,721,949)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,586,828)	(4,602,314)
Share Transactions:
Proceeds from sale of shares	550,676,534	1,208,360,828
Net asset value of shares issued to shareholders in payment of distributions declared	2,288,868	3,653,472
Cost of shares redeemed	(827,940,271)	(1,271,018,477)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(274,974,869)	(59,004,177)
Change in net assets	(274,006,010)	(61,612,780)
Net Assets:
Beginning of period	1,351,776,343	1,413,389,123
End of period (including undistributed net investment income of $2,175 and $33,635, respectively)	$1,077,770,333	$1,351,776,343
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
July 31, 2014
1. ORGANIZATION
Federated Institutional Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Government Ultrashort Duration Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Annual Shareholder Report

Fair Valuation Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
Annual Shareholder Report

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Institutional Shares and Service Shares may bear distribution services fees and other service fees unique to those classes.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended July 31, 2014, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$68,350
Service Shares	517,434
TOTAL	$585,784
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization/Paydown Gains and Losses
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Annual Shareholder Report

Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2014, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2014		2013
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,142,869	$11,288,144	2,036,039	$20,193,941
Shares issued to shareholders in payment of distributions declared	—	—	1,087	10,795
Shares redeemed	(1,832,718)	(18,102,764)	(5,880,532)	(58,337,491)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(689,849)	$(6,814,620)	(3,843,406)	$(38,132,755)

Year Ended July 31	2014		2013
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	39,774,304	$393,604,447	93,969,119	$932,122,711
Shares issued to shareholders in payment of distributions declared	142,919	1,414,287	218,417	2,166,995
Shares redeemed	(58,964,438)	(583,259,583)	(80,679,449)	(800,231,623)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(19,047,215)	$(188,240,849)	13,508,087	$134,058,083
Annual Shareholder Report

Year Ended July 31	2014		2013
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	14,738,271	$145,783,943	25,801,012	$256,044,176
Shares issued to shareholders in payment of distributions declared	88,389	874,581	148,702	1,475,682
Shares redeemed	(22,903,439)	(226,577,924)	(41,565,870)	(412,449,363)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(8,076,779)	$(79,919,400)	(15,616,156)	$(154,929,505)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(27,813,843)	$(274,974,869)	(5,951,475)	$(59,004,177)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2014 and 2013, was as follows:
	2014	2013
Ordinary income	$2,586,828	$4,602,314
As of July 31, 2014, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$2,175
Net unrealized appreciation	$786,571
Capital loss carryforwards	$(114,391)
At July 31, 2014, the cost of investments for federal tax purposes was $1,075,803,264. The net unrealized appreciation of investments for federal tax purposes was $786,571. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,741,223 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,954,652.
At July 31, 2014, the Fund had a capital loss carryforward of $114,391 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2018	$114,391	NA	$114,391
The Fund used capital loss carryforwards of $323,288 to offset capital gains realized during the year ended July 31, 2014.
Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2014, the Adviser voluntarily waived $3,681,068 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2014, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Service Shares	0.05%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2014, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$68,355	$(13,751)
Annual Shareholder Report

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2014, FSC retained $27,270 of fees paid by the Fund. For the year ended July 31, 2014, the Fund's Service Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended July 31, 2014, FSC did not retain sales charges from the sale of Class A Shares.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding expenses allocated from affiliated partnerships, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.70%, 0.25% and 0.35% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2014, there were no outstanding loans. During the year ended July 31, 2014, the Fund did not utilize the LOC.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2014, there were no outstanding loans. During the year ended July 31, 2014, the program was not utilized.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF trustees OF federated institutional trust AND SHAREHOLDERS OF federated government ultrashort duration fund:
We have audited the accompanying statement of assets and liabilities of Federated Government Ultrashort Duration Fund (the “Fund”) (one of the portfolios constituting Federated Institutional Trust), including the portfolio of investments, as of July 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2014, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Government Ultrashort Duration Fund, a portfolio of Federated Institutional Trust, at July 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 23, 2014
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2014 to July 31, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 2/1/2014	Ending Account Value 7/31/2014	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,001.00	$3.47
Institutional Shares	$1,000	$1,003.40	$1.24
Service Shares	$1,000	$1,002.90	$1.74
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,021.32	$3.51
Institutional Shares	$1,000	$1,023.55	$1.25
Service Shares	$1,000	$1,023.06	$1.76
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.70%
Institutional Shares	0.25%
Service Shares	0.35%
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2013, the Trust comprised three portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 135 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: June 1994	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: July 1999	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Annual Shareholder Report

INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Chairman Emeriti, Bentley University; Director, Sterling Suffolk Downs, Inc.; Former Director, National Association of Printers and Lithographers.
Previous Positions: Director and Audit Committee Member, Bank of America Corp.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Associate General Secretary and Director, Office for Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law; Superior Court of Pennsylvania (service began 1998 and ended July 2009).
Other Directorships Held: Director, Consol Energy (service started June 2013); Director, Auberle (service ended December 2013); Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh (service ended December 2013); Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society (service ended December 2013); Director, Our Campaign for the Church Alive!, Inc.; Director, Pennsylvania Bar Institute (2013-present); Director, Cardinal Wuerl North Catholic High School (2013-present).
Previous Position: Professor of Law, Duquesne University School of Law, Pittsburgh (1983-1998).
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: June 1994	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: July 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
P. Jerome Richey Birth Date: February 23, 1949 Trustee Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; General Counsel, University of Pittsburgh.
Other Directorships Held: Board Chairman, Epilepsy Foundation of Western Pennsylvania; Board Member, World Affairs Council of Pittsburgh.
Previous Positions: Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Qualifications: Business management, legal and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: July 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: June 1994	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: November 1998	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated's taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Officer since: November 1998 Portfolio Manager since: July 1997	Principal Occupations: Susan R. Hill has been the Fund's Portfolio Manager since July 1997. She is Vice President of the Trust with respect to the Fund. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill has received the Chartered Financial Analyst designation and holds an M.S. in Industrial Administration from Carnegie Mellon University.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Liam O'Connell Birth Date: October 17, 1976 Vice President Officer since: June 2012 Portfolio Manager since: November 2010	Principal Occupations: Liam O'Connell has been the Fund's Portfolio Manager since November 2010 . He is Vice President of the Trust with respect to the Fund. Mr. O'Connell joined Federated in September 2003 as an Investment Analyst of the Fund's Adviser. He was named an Assistant Vice President of the Adviser in January 2005 and Vice President in January 2013. From 2001 to 2003, Mr. O'Connell attended MIT's Sloan School of Management, receiving his M.B.A. Mr. O'Connell served as an engineer with the Naval Surface Warfare Center from 1998 to 2001. Mr. O'Connell has received the Chartered Financial Analyst designation and also holds a B.S. in Naval Architecture and Marine Engineering from the Webb Institute of Naval Architecture and an M.S. from the Johns Hopkins University.
Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2014
Federated Government Ultrashort Duration Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
Annual Shareholder Report

institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Annual Shareholder Report

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
Annual Shareholder Report

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision
Annual Shareholder Report

of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
Annual Shareholder Report

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Government Ultrashort Duration Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420B706
CUSIP 31420B888
CUSIP 31420B805
28968 (9/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.

Item 2. Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Charles F. Mansfield, Jr., Thomas M. O'Neill and John S. Walsh.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2014 - $84,800

Fiscal year ended 2013 - $81,750

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2014 - $30

Fiscal year ended 2013 - $73

Fiscal year ended 2014- Travel to Audit Committee Meeting.

Fiscal year ended 2013- Travel to Audit Committee Meeting.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2014 - $0

Fiscal year ended 2013 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2014 - $0

Fiscal year ended 2013 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2014 – 0%

Fiscal year ended 2013 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2014 – 0%

Fiscal year ended 2013 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2014 – 0%

Fiscal year ended 2013 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2014 - $91,594

Fiscal year ended 2013 - $131,311

(h) The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Institutional Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date September 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date September 22, 2014

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date September 22, 2014